Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2065 Fund	Sep. 08, 2023
Fidelity Flex Freedom Blend 2065 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(18.59%)
Since Inception	6.10%
Fidelity Flex Freedom Blend 2065 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.69%)
Since Inception	4.24%
Fidelity Flex Freedom Blend 2065 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(10.39%)
Since Inception	4.51%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	9.70%	[1]
IXX3K
Average Annual Return:
Past 1 year	(18.17%)
Since Inception	5.44%	[1]

[1]	AFrom June 28, 2019.